FAIR VALUE MEASUREMENTS (Details) - Master Trust - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	$ 11,195,854	$ 9,639,591
EBP 001 | Brokerage Link Accounts
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	1,424,411	1,118,299
EBP 001 | Money Market Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	433,954	433,050
EBP 001 | PG&E Corporation Stock Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	312,035	417,332
EBP 001 | Equity Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	4,313,915	3,704,541
EBP 001 | Fixed Income Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	898,994	821,995
EBP 001 | Target Date Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	3,812,545	3,144,374
EBP 001 | Level 1
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	2,170,400	1,968,681
EBP 001 | Level 1 | Brokerage Link Accounts
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	1,424,411	1,118,299
EBP 001 | Level 1 | Money Market Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	433,954	433,050
EBP 001 | Level 1 | PG&E Corporation Stock Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	312,035	417,332
EBP 001 | Level 1 | Equity Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 001 | Level 1 | Fixed Income Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 001 | Level 2
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	5,212,909	4,526,536
EBP 001 | Level 2 | Brokerage Link Accounts
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 001 | Level 2 | Money Market Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 001 | Level 2 | PG&E Corporation Stock Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 001 | Level 2 | Equity Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	4,313,915	3,704,541
EBP 001 | Level 2 | Fixed Income Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	898,994	821,995
EBP 001 | Fair Value Measured at Net Asset Value Per Share | Target Date Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	3,812,545	3,144,374
EBP 002
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	11,195,854	9,639,591
EBP 002 | Brokerage Link Accounts
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	1,424,411	1,118,299
EBP 002 | Money Market Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	433,954	433,050
EBP 002 | PG&E Corporation Stock Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	312,035	417,332
EBP 002 | Equity Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	4,313,915	3,704,541
EBP 002 | Fixed Income Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	898,994	821,995
EBP 002 | Target Date Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	3,812,545	3,144,374
EBP 002 | Level 1
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	2,170,400	1,968,681
EBP 002 | Level 1 | Brokerage Link Accounts
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	1,424,411	1,118,299
EBP 002 | Level 1 | Money Market Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	433,954	433,050
EBP 002 | Level 1 | PG&E Corporation Stock Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	312,035	417,332
EBP 002 | Level 1 | Equity Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 002 | Level 1 | Fixed Income Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 002 | Level 2
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	5,212,909	4,526,536
EBP 002 | Level 2 | Brokerage Link Accounts
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 002 | Level 2 | Money Market Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 002 | Level 2 | PG&E Corporation Stock Fund
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	0	0
EBP 002 | Level 2 | Equity Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	4,313,915	3,704,541
EBP 002 | Level 2 | Fixed Income Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	898,994	821,995
EBP 002 | Fair Value Measured at Net Asset Value Per Share | Target Date Funds
EBP, Master Trust [Line Items]
Total Master Trust investments, at fair value	$ 3,812,545	$ 3,144,374